Redeemable Convertible Preferred Stock and Stockholders’ Equity - Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)	20,116,805	39,401,631
Options outstanding
Class of Stock [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)	7,064,945	7,611,258
Employee Stock
Class of Stock [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)	12,730,521	1,938,321
Restricted Stock
Class of Stock [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)	156,852	156,852
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Total authorized shares of common stock reserved for future issuance (in shares)	164,487